DCM/INNOVA HIGH DIVIDEND INCOME INNOVATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS — 98.15%	Shares	Fair Value

Communications — 11.73%
Alphabet, Inc., Class A(a)	200	$ 365,472
Facebook, Inc., Class A(a)	520	134,332
Interpublic Group of Cos., Inc.	4,000	96,280
Liberty Media Corp.-Liberty Sirius XM, Class C(a)	2,500	101,400
Lumen Technologies, Inc.	8,600	106,468
T-Mobile US, Inc.(a)	800	100,864
Walt Disney Co. (The)	800	134,536
		1,039,352
Consumer Discretionary — 9.37%
Amazon.com, Inc.(a)	90	288,558
Chipotle Mexican Grill, Inc.(a)	70	103,600
General Motors Co.	2,500	126,700
Lear Corp.	600	90,456
Sekisui House Ltd.	6,700	129,140
Starbucks Corp.	950	91,970
		830,424
Consumer Staples — 0.95%
Wal-Mart Stores, Inc.	600	84,294

Energy — 4.31%
Archrock, Inc.	4,500	39,915
Chevron Corp.	450	38,340
Exxon Mobil Corp.	900	40,356
ONEOK, Inc.	3,200	127,456
ProPetro Holding Corp.(a)	5,000	39,950
Williams Cos., Inc. (The)	4,500	95,535
		381,552
Financials — 14.77%
Bank of Montreal	1,700	126,421
BlackRock, Inc.	130	91,164
Citigroup, Inc.	2,400	139,175
Comerica, Inc.	1,000	57,200
Discover Financial Services	1,400	116,956
Financial Institutions, Inc.	3,000	68,670
First Republic Bank	500	72,495
Jefferies Financial Group, Inc.	4,500	105,075
JPMorgan Chase & Co.	700	90,069
KeyCorp	6,000	101,160
People's United Financial, Inc.	8,500	116,110

See accompanying notes which are an integral part of this schedule of investments.

Regions Financial Corp.	7,000	119,070
Truist Financial Corp.	2,200	105,556
		1,309,121
Health Care — 7.00%
AbbVie, Inc.	1,200	122,976
Danaher Corp.	300	71,352
GenMark Diagnostics, Inc.(a)	4,500	62,145
Hologic, Inc.(a)	1,400	111,622
LHC Group, Inc.(a)	600	119,532
Thermo Fisher Scientific, Inc.	260	132,522
		620,149
Industrials — 12.42%
Advanced Energy Industries, Inc.(a)	650	66,677
Caterpillar, Inc.	550	100,562
CSX Corp.	700	60,029
Deere & Co.	520	150,176
Fastenal Co.	2,500	113,975
Fortive Corp.	1,300	85,904
Pentair PLC	2,500	136,150
Quanta Services, Inc.	2,200	155,034
Trane Technologies PLC	600	86,010
United Rentals, Inc.(a)	600	145,806
		1,100,323
Materials — 10.37%
Albemarle Corp.	800	130,128
Dow, Inc.	3,900	202,410
Eagle Materials, Inc.	900	99,027
Freeport-McMoRan, Inc.	6,000	161,460
Linde Public Limited Co.	440	107,976
LyondellBasell Industries N.V., Class A	1,000	85,760
Owens Corning	1,700	131,920
		918,681
Technology — 23.43%
Advanced Micro Devices, Inc.(a)	1,900	162,716
Apple, Inc.	4,200	554,231
Axcelis Technologies, Inc.(a)	2,000	68,480
Benchmark Electronics, Inc.	1,800	45,594
Broadcom, Inc.	230	103,615
Cadence Design Systems, Inc.(a)	900	117,351
Cisco Systems, Inc.	1,500	66,870
Corning, Inc.	2,000	71,740
Electrocomponents PLC	11,100	133,408
Microsoft Corp.	1,600	371,136
Qorvo, Inc.(a)	1,200	205,056
QUALCOMM, Inc.	700	109,396

See accompanying notes which are an integral part of this schedule of investments.

Verint Systems, Inc.(a)	900	66,447
		2,076,040
Utilities — 3.80%
AES Corp.	4,500	109,755
NextEra Energy, Inc.	1,120	90,574
NRG Energy, Inc.	3,300	136,653
		336,982

Total Common Stocks (Cost $7,018,030)		8,696,918

BUSINESS DEVELOPMENT COMPANIES — 0.03%

Financials — 0.03%
Ares Capital Corp.	165	2,855

Total Business Development Companies (Cost $2,792)		2,855

MONEY MARKET FUNDS - 1.22%

Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(b)	108,320	108,320

Total Money Market Funds (Cost $108,320)		108,320

Total Investments — 99.40% (Cost $7,129,142)		8,808,093

Other Assets in Excess of Liabilities — 0.60%		52,973

NET ASSETS — 100.00%		$ 8,861,066

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

As of January 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$ 1,784,245
Unrealized depreciation	(107,864)
Net unrealized appreciation	1,676,381
Aggregate cost of securities for federal income tax purposes	$ 7,131,712

See accompanying notes which are an integral part of this schedule of investments.

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

MUNICIPAL BONDS — 98.73%	Principal Amount	Fair Value

Alaska - 3.18%
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds, Series 2007 A, 0.04%, 12/1/2041(a)	$ 300,000	$ 300,000

Arizona - 0.39%
Pima County AZ Certificates of Participation, Series 2020 A, 5.00%, 12/1/2021	35,000	36,418

California - 4.23%
Los Angeles CA Unified School District General Obligation Refunding Bonds, Series 2011 A-1, 5.00%, 7/1/2021	30,000	30,612
Oakland Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series 2018, 5.00%, 11/1/2021	65,000	67,388
Redding Elementary School District Refunding Certificates of Participation, Series 2018, 4.00%, 9/1/2021	50,000	51,093
Regents of the University of California General Revenue Bonds, Series 2013 AL-2, 0.01%, 5/15/2048(a)	100,000	100,000
San Francisco CA Municipal Transportation Agency Revenue Bonds, Series 2017, 5.00%, 3/1/2021	80,000	80,301
San Francisco County CA Transportation Authority Sales Tax Revenue Bonds, Series 2017, 3.00%, 2/1/2021	70,000	70,000
		399,394
Colorado - 1.90%
Pueblo County CO Certificates of Participation, Series 2012, 5.00%, 9/15/2021	175,000	179,962

Connecticut - 4.64%
Connecticut State General Obligation Bonds, Series 2013 A, 5.00%, 10/15/2021	70,000	72,399
Connecticut State General Obligation Bonds, Series 2014 F, 5.00%, 11/15/2021	35,000	36,342
Connecticut State General Obligation Refunding Bonds, Series 2018 B, 5.00%, 4/15/2021	30,000	30,297
Connecticut State General Obligation Refunding Bonds, Series 2012 C, 5.00%, 6/1/2021	40,000	40,645
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2014 O, 4.00%, 11/1/2021	250,000	256,823
		436,506
District of Columbia - 5.83%
District of Columbia Carnegie Endowment for International Peace Revenue Bonds, Series 2006, 0.05%, 11/1/2045(a)	300,000	300,000
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2014 B-2, 0.04%, 10/1/2050(a)	250,000	250,000
		550,000
Florida - 5.48%
Jacksonville FL Capital Improvement Refunding Revenue Bonds, Series 2012, 5.00%, 10/1/2022	110,000	118,708
JEA Electric System Revenue Bonds, Series 2013 3-A, 5.00%, 10/1/2022	35,000	37,765
JEA Florida Water & Sewer System Revenue Bonds, Series 2008 B, 0.05%, 10/1/2041(a)	300,000	300,000
Key West FL Utility Board Electric Revenue System Refunding Revenue Bonds, Series 2014, 5.00%, 10/1/2021	60,000	61,950
		518,423

See accompanying notes which are an integral part of this schedule of investments.

Georgia - 0.54%
Atlanta GA Airport Revenue General Refunding Bonds, Series 2019 E, 5.00%, 7/1/2021	50,000	50,995

Hawaii - 0.64%
Hawaii State Department of Hawaiian Home Lands Revenue Bonds, Series 2017, 5.00%, 4/1/2021	60,000	60,473

Illinois - 4.96%
Cook County IL Community Consolidated School District Number 59 General Obligation Limited Tax School Bonds, Series 2015, 5.00%, 3/1/2021	50,000	50,194
Cook County IL Sales Tax Revenue Bonds, Series 2012, 5.00%, 11/15/2021	120,000	124,649
Illinois Finance Authority Revenue Bonds, Series 2014 A, 5.00%, 10/1/2021	30,000	30,963
Illinois Finance Authority Revenue Bonds, Series 2013 B, 4.00%, 1/1/2022	30,000	31,069
Illinois Finance Authority Revenue Bonds, Series 2003 B, 0.04%, 7/1/2033(a)	200,000	200,000
Regional Transportation Authority IL Revenue Bonds, Series 2001 B, 5.50%, 6/1/2021	30,000	30,530
		467,405
Iowa - 0.81%
Des Moines IA General Obligation Annual Appropriation Bonds, Series 2017 C, 4.00%, 6/1/2021	75,000	75,947

Kansas - 0.93%
Leavenworth County KS Unified School District 464 General Obligation Refunding and Improvement Bonds, Series 2019 A, 4.00%, 9/1/2021	85,000	86,859

Kentucky - 4.78%
Kentucky State Asset/Liability Commission Agency Fund Revenue Bonds, Series 2013 A, 5.00%, 9/1/2021	85,000	87,381
Kentucky State Property & Building Commission Revenue and Revenue Refunding Bonds, Series 2002, 5.50%, 8/1/2021	50,000	51,296
Kentucky State Property & Buildings Commission Agency Fund Revenue Bonds, Series 2017, 3.00%, 10/1/2021	45,000	45,787
Kentucky State Property & Buildings Commission Revenue and Revenue Refunding Bonds, Series 2011 A, 5.00%, 8/1/2021	50,000	51,172
Kentucky State Property & Buildings Commission Revenue Bonds, Series 2018, 5.00%, 5/1/2021	40,000	40,466
Kentucky State Property & Buildings Commission Revenue Bonds, Series 2018, 5.00%, 5/1/2022	35,000	37,046
Kentucky Turnpike Authority Revenue Bonds, Series 2015 B, 5.00%, 7/1/2021	100,000	101,862
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, Series 2016 C, 5.00%, 5/15/2021	35,000	35,490
		450,500
Maryland - 6.89%
Montgomery County MD Consolidated Public Improvement Variable Rate General Obligation Bonds, Series 2017 E, 0.01%, 11/1/2037(a)	350,000	350,000
Washington Suburban Sanitary District General Obligation Bonds, Series 2015 B-3, 0.05%, 6/1/2023(a)	100,000	100,000
Washington Suburban Sanitary District General Obligation Bonds, Series 2016 B-4, 0.05%, 6/1/2023(a)	200,000	200,000
		650,000
Massachusetts - 2.86%
Massachusetts Water Resources Authority Revenue Bonds, Series 2008 E, 0.05%, 8/1/2037(a)	270,000	270,000

See accompanying notes which are an integral part of this schedule of investments.

Michigan - 0.32%
Detroit MI Sewage Disposal System Revenue Refunding Second Lien Bonds, Series 2005 B, 5.50%, 7/1/2021	30,000	30,624

Minnesota - 0.34%
St Paul MN Port Authority Revenue Tax-Exempt Limited Tax Supported Refunding Bonds, Series 2017 1, 5.00%, 3/1/2022	30,000	31,591

Nevada - 2.28%
Clark County NV Passenger Facility Charge Revenue Refunding Bonds, Series 2019 E, 5.00%, 7/1/2021	125,000	127,448
Clark County NV School District General Obligation Limited Tax Refunding Bonds, Series 2012 A, 5.00%, 6/15/2021	35,000	35,616
Clark County NV School District General Obligation Limited Tax Refunding Bonds, Series 2015 B, 5.00%, 6/15/2021	50,000	50,880
		213,944
New Jersey - 6.39%
Jersey City NJ General Obligation Improvement Bonds, Series 2018, 5.00%, 12/1/2021	35,000	36,357
Maplewood Township NJ General Improvement Bonds, Series 2018, 5.00%, 2/15/2022	50,000	52,542
New Jersey State Educational Facilities Authority Revenue Bonds, Series 2014 A, 5.00%, 7/1/2021	40,000	40,746
New Jersey State General Obligation Bonds, Series 2016, 5.00%, 6/1/2022	35,000	37,163
New Jersey State General Obligation Bonds, Refunding Bonds, Series 2016 T, 5.00%, 6/1/2021	300,000	304,631
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2006 A, 5.50%, 12/15/2021	125,000	130,627
		602,066
New York - 18.33%
Battery Park City Authority Junior Revenue Bonds, Series 2019 D-1, 0.04%, 11/1/2038(a)	300,000	300,000
Dutchess County Local Development Corp. Revenue Bonds, Series 2015 A, 5.00%, 7/1/2021	50,000	50,933
Ithaca City NY General Obligation Bond Anticipation Notes, Series 2020 A, 2.00%, 2/19/2021	70,000	70,062
Long Island Power Authority Electric System General Revenue Bonds, Series 2016 B, 5.00%, 9/1/2021	50,000	51,440
Nassau County NY General Obligation Improvement Bonds, Series 2016 C, 5.00%, 4/1/2021	130,000	130,986
Nassau County NY General Obligation Improvement Bonds, Series 2016 A, 5.00%, 1/1/2022	50,000	52,110
New York City Trust for Cultural Resources Revenue Bonds, Series 2009 A, 0.04%, 7/1/2032(a)	250,000	250,000
New York City Trust for Cultural Resources Revenue Bonds, Series 2006 A-2, 0.04%, 10/1/2036(a)	200,000	200,000
New York NY General Obligation Bonds, Series 2012 A-1, 4.00%, 10/1/2021	35,000	35,901
New York State Dormitory Authority Revenue Bonds, Series 2020 B, 5.00%, 3/31/2021	150,000	151,230
New York State Dormitory Authority Revenue Bonds, Series 2015 B, 5.00%, 7/1/2021	35,000	35,711
New York State Dormitory Authority Revenue Bonds, Series 2012 A, 5.00%, 7/1/2022	35,000	37,438
New York State Energy Research & Development Authority Facilities Revenue Bonds, Series 2005 A-3, 0.05%, 5/1/2039(a)	300,000	300,000
Schenectady County Capital Resources Corp. Tax-Exempt Revenue Bonds, Series 2012 A, 5.00%, 7/1/2021	30,000	30,566
Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2012 B, 4.00%, 11/15/2021	30,000	30,926
		1,727,303
North Dakota - 0.53%
West Fargo ND Refunding Improvement Bonds, Series 2020 A, 2.00%, 5/1/2021	50,000	50,219

See accompanying notes which are an integral part of this schedule of investments.

Ohio - 6.36%
Ohio State General Obligation Infrastructure Improvement Bonds, Series 2004 A, 0.04%, 2/1/2023(a)	300,000	300,000
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016 A, 0.04%, 12/1/2036(a)	300,000	300,000
		600,000
Pennsylvania - 6.02%
Allegheny County PA Sanitary Authority Sewer Revenue Bonds, Series 2015, 5.00%, 12/1/2021	30,000	31,194
Delaware River Joint Toll Bridge Commission Bridge Revenue Refunding Bonds, Series 2019 B, 5.00%, 7/1/2021	30,000	30,607
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2013 C, 5.00%, 12/1/2021	50,000	52,008
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series 2019, 5.00%, 12/1/2021	55,000	57,208
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Refunding Bonds, Series 2016, 5.00%, 6/1/2021	170,000	172,562
Philadelphia Authority for Industrial Development City Service Agreement Revenue Bonds, Series 2017, 5.00%, 12/1/2021	25,000	25,961
State Public School Building Authority PA School Lease Revenue Refunding Bonds, Series 2016 A, 5.00%, 6/1/2021	195,000	197,980
		567,520
Puerto Rico - 0.75%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2002 A, 5.50%, 7/1/2021	70,000	70,587

Virginia - 3.18%
Fairfax County VA Economic Development Revenue Bonds, Series 2003 A, 0.04%, 12/1/2033(a)	300,000	300,000

Washington - 3.57%
Energy Northwest Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2014 A, 5.00%, 7/1/2021	35,000	35,705
King County WA Multi-Modal Limited Tax General Obligation Refunding Bonds, Series 2019 A, 0.01%, 1/1/2046(a)	250,000	250,000
Port of Seattle WA Revenue Intermediate Lien Revenue Refunding Bonds, Series 2012 A, 5.00%, 8/1/2021	50,000	51,147
		336,852
Wisconsin - 2.60%
Beloit WI School District General Obligation School Improvement Bonds, Series 2013, 3.00%, 4/1/2021	40,000	40,180
Milwaukee WI General Obligation Promissory Notes, Series 2012 N-2, 5.00%, 5/1/2021	100,000	101,163
Milwaukee WI General Obligation Promissory Notes, Series 2011 N-3, 5.00%, 5/15/2021	30,000	30,404
Milwaukee WI Sewerage System Revenue Bonds, Series 2013 S-5, 5.00%, 6/1/2021	35,000	35,559
Wisconsin State Master Lease Certificates of Participation, Series 2018 A, 5.00%, 9/1/2021	35,000	35,999
		243,305
Total Municipal Bonds (Cost $9,291,085)		9,306,893

MONEY MARKET FUNDS - 0.52%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 0.03%(b)	48,667	48,667

Total Money Market Funds (Cost $48,667)		48,667

Total Investments — 99.25% (Cost $9,339,752)		9,355,560

See accompanying notes which are an integral part of this schedule of investments.

Other Assets in Excess of Liabilities — 0.75%	70,552

NET ASSETS — 100.00%	$ 9,426,112

(a)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate or spread.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

As of January 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$ 16,155
Unrealized depreciation	(347)
Net unrealized appreciation	15,808
Aggregate cost of securities for federal income tax purposes	$ 9,339,752

See accompanying notes which are an integral part of this schedule of investments.

1. ORGANIZATION

The DCM/INNOVA High Dividend Income Innovation Fund (the “DCM/INNOVA Fund”) and the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund “) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of the Centaur Mutual Funds Trust (the “Trust”). The DCM/INNOVA Fund was organized on March 16, 2005 and was formally known as the Centaur Total Return Fund. The Lebenthal Fund was organized on December 30, 2019. The Trust is an open ended-management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of the DCM/INNOVA Fund is to seek maximum total return through a combination of capital appreciation and current income. The investment objective of the Lebenthal Fund is to seek a high level of current income exempt from federal income tax consistent with relative stability of principal. The Lebenthal Fund invests primarily in municipal securities, the income from which is exempt from federal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation

The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds normal pricing procedures are valued at fair value as determined under policies approved by the Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trusts normal pricing procedures.

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date;

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended January 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of January 31, 2021:

DCM/INNOVA Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$ 8,696,918	$ -	$ -	$ 8,696,918
Business Development Companies	2,855	-	-	2,855
Money Market Funds	108,320	-	-	108,320
Total	$ 8,808,093	$ -	$ -	$ 8,808,093

Lebenthal Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$ -	$ 9,306,893	$ -	$ 9,306,893
Money Market Funds	48,667	-	-	48,667
Total	$ 48,667	$ 9,306,893	$ -	$ 9,355,560

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.